Consolidated Statements of Cash Flows - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income before income tax	$ 3,137,904	$ 3,487,550	$ 6,274,371
Reconciliation of net income before taxes and net cash (used) provided by operating activities:
Depreciation of tangible assets and right-of-use assets	588,288	557,062	559,875
Amortization of intangible assets	686,337	594,109	530,625
Impairment losses on loans and other accounts receivable	4,826,291	4,802,074	3,179,476
Net interest income	(7,267,599)	(6,286,974)	(7,738,637)
Accrued dividends	(148,452)	(126,274)	(119,888)
Net gains on sales of non-current assets held for sale	(21,498)	(47,994)	(9,687)
Gain on sale of property plant and equipment for own-use	(75,508)	(344,742)	(140,229)
Loss on sale of investment property	14,398	22,177	17,305
Gain on biological assets	(9,377)	(10,467)	(13,041)
Valuations and interest from concession agreements	(2,850,244)	(3,916,465)	(5,136,704)
Foreign exchange losses (gains)	454,818	(2,253,925)	1,825,718
Profit of equity accounted on investments in associates and joint ventures	(378,396)	(371,397)	(372,777)
Net (gains) or losses on fair value adjustments of:
Derivatives	(415,640)	2,581,132	(1,529,855)
Non-current assets held for sale	4,662	268	76
Investment properties	(35,841)	(84,958)	(55,930)
Biological assets	(7,589)	(18,601)	(56,859)
Changes in operating assets and liabilities:
Trading assets	(5,566,417)	(2,764,761)	545,497
Other accounts receivable	(719,903)	(975,734)	(2,376,815)
Derivatives	238,494	(2,091,326)	1,379,945
Other assets	(136,824)	(78,251)	121,837
Other liabilities and provisions	1,085,770	1,434,088	462,871
Employee benefits	49,199	(27,517)	7,928
Loans	(13,964,962)	(7,600,446)	(27,840,725)
Customer deposits	14,823,718	15,352,172	17,835,153
Interbank borrowings and overnight funds	3,326,240	5,881,960	(1,352,653)
Borrowings from banks and others	(1,213,612)	(4,105,107)	9,127,800
Interest received	28,017,616	26,104,288	16,944,928
Interest paid	(21,411,250)	(21,529,719)	(10,608,415)
Interest paid on leases	(239,745)	(202,362)	(146,275)
Income tax paid	(2,008,589)	(1,974,359)	(1,537,039)
Net cash provided (used in) operating activities	782,289	6,005,501	(222,124)
Cash flows from investing activities:
Acquisition of property, plant and equipment for own use and operating lease	(636,099)	(589,071)	(519,368)
Acquisition of investment property	(793)	(163)	(2,266)
Additions of cost of biological assets	(26,572)	(26,118)	(28,368)
Capitalization and payments in concession contracts	305,686	853,778	452,612
Additions of others intangibles assets	(658,589)	(683,457)	(598,177)
Acquisition of investments at FVOCI	(15,351,132)	(24,353,596)	(21,008,926)
Proceeds from sale of investments at FVOCI	12,048,278	25,675,840	23,492,758
Proceeds from sale of own property and equipment	78,499	76,699	72,991
Proceeds from sale of investment properties	66,358	111,542	76,306
Proceeds from sale of biological assets	35,871	37,144	40,624
Proceeds from sale of non-current assets held for sale	49,699	61,652	41,635
Purchases of financial assets at amortized cost	(7,822,526)	(8,016,108)	(6,914,604)
Redemptions of financial assets at amortized cost	8,326,666	8,219,792	6,403,372
Dividends received from investments	445,602	477,568	411,369
Acquisition of investments in associates	(2,486)	(2,433)	(7,267)
Capitalized leasing cost	(335)	(132)	(690)
Proceeds from sale of investments in associates			2,645,914
Deconsolidation of entities		(2,290)
Discontinued operation			(17,570,390)
Net cash (used) provided in investing activities	(3,141,873)	1,840,647	(13,012,475)
Cash flows from financing activities:
Dividends paid to shareholders	(728,181)	(766,537)	(414,267)
Dividends paid to non-controlling interest	(667,330)	(915,933)	(615,177)
Issuance of debt securities	2,262,527	2,609,994	695,136
Payment of outstanding debt securities	(1,758,387)	(4,072,742)	(7,837,898)
Leases	(416,640)	(391,667)	(383,472)
Equity transaction	(55,000)		(15,014)
Net cash used in financing activities	(1,363,011)	(3,536,885)	(8,570,692)
Effect of foreign currency changes on cash and cash equivalents	2,123,593	(2,744,259)	3,588,921
Decrease in cash and cash equivalents from discontinued operations			(1,393,602)
(Decrease) increase in cash and cash equivalents	(1,599,002)	1,565,004	(19,609,972)
Cash and cash equivalents at beginning of year	18,597,861	17,032,857	36,642,829
Cash and cash equivalents at end of year	$ 16,998,859	$ 18,597,861	$ 17,032,857